INCOME TAX EXPENSES (Details - Income tax expense) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax:
Current year	$ 15	$ 150	$ 920
Underprovision in prior year	163	0	0
Deferred tax	0	(1)	0
Income tax expense	$ 178	$ 149	$ 920